Guarantees and Purchase Obligations - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capital commitments [abstract]
Purchase commitments	₺ 840,208	₺ 819,508
Purchase commitments settlement term	4 years
Guarantees	₺ 4,146,811	₺ 4,842,015